Provisions	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Provisions

26. Provisions

Restructuring
At January 1, 2025	33,061
Charged to the consolidated statement of operations:
- Additional provisions recognized	5,256
- Unwinding of discount effect	573
- Reversal of non-utilized amounts	(1,721)
Amounts used during the year	(18,847)
Charged to other comprehensive loss:
- Exchange differences	1,738
At December 31, 2025	20,060
Non-current	2,697
Current	17,363

Restructuring

The restructuring provisions recorded in 2025 were principally related to organizational restructuring.

The restructuring provisions recorded in 2024 were principally related to decommissioning and other exit costs for the closure of the production facility in Singapore. The remaining amounts relating to the closure of the facility are expected to be paid throughout 2026 and into the first quarter of 2027. The Group also recorded provisions related to organizational restructuring. The main part of the organizational restructuring plan was drawn up and announced to the employees during 2024, with some additional parts being announced and recorded as expense during 2025.

During the year ended December 31, 2025, the Group had $8.6 million in cash outflows relating to organizational restructuring and $10.2 million in cash outflows relating to the closure of the production facility in Singapore.